Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

32.         Derivative financial instruments –

This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)
Copper prices hedge (a)	(15,804)	—
Interest rate hedge (b)	(2,635)	—
	(18,439)	—

(a)

The volatility of copper prices during the last years has caused the Management of the subsidiary El Brocal to enter into future contracts. These contracts are intended to reduce the volatility of the cash flows attributable to the fluctuations in the copper and zinc price in accordance with existing copper concentrate sales commitments, which are related to 50 percent of the annual production of copper and 25 percent of the production of two years of zinc, according to the risk strategy approved by the Board of Directors.

During 2020, 2019 and 2018, the effect in profit or loss was a loss of US$6,464,000, gain of US$4,322,000 and loss of US$1,398,000, respectively, and it is show in the “Sales of goods” caption, see note 20(b).

As of December 31, 2019, there are not any hedge contract. The table below presents the composition of open transactions included in the hedge derivative financial instruments as of December 31, 2020:

			Quotations
Quotation period	Concentrate	Metric tone	Fixed	Futures	Fair value
			US$/DMT	US$/ DMT	US$(000)
January 2021	Copper	1,250	6,500	7,758	(1,572)
February 2021	Copper	1,250	6,500	7,762	(1,577)
March 2021	Copper	2,250	6,633	7,767	(2,549)
April 2021	Copper	2,000	6,750	7,769	(2,036)
May 2021	Copper	3,000	6,897	7,769	(2,615)
June 2021	Copper	3,000	6,967	7,770	(2,408)
July 2021	Copper	2,000	7,025	7,768	(1,483)
August 2021	Copper	2,000	7,100	7,765	(1,327)
September 2021	Copper	2,000	7,500	7,762	(523)
October 2021	Copper	2,000	7,900	7,757	286

		20,750			(15,804)

The variation in the fair value of the caption generated an expense US$18.4 million, an expense of US$2.8 million and an income of US$31.5 million in the years 2020, 2019 and 2018, which are  included within the consolidated statement of other comprehensive income and in the ”Other reserves of equity”.

(b)

In order to reduce the exposure to the risk of the variation of the interest rate related to its financial obligations, on April 2, 2020, the Company's Management decided to sign future contracts in relation to the LIBOR of three months with the banks BBVA Banco Continental, Banco de Credito del Peru, Banco Internacional del Peru and Itaú, which are recorded under cash flow accounting.

There is an economic relationship between the hedged assets and the hedging instruments as the terms of the futures contracts are the same as the terms of the highly probable future transactions. The Company has established a hedging ratio of 1: 1 for hedging relationships as the underlying risk of interest rate futures contracts are identical to the hedged risk components. In order to evaluate the effectiveness of the hedges, the Company uses the hypothetical derivative method, by which it compares the changes in the fair value of the hedging instruments against the changes in the fair value of the hedged items attributed to the hedged risks.

As of December 31, 2020, the effect on results was a loss of US$146,000, and is presented in the caption of “Financial costs and financial income” see note 27(a). The following is the composition of the operations to be settled that are part of the liability for hedging derivative instrument as of December 31, 2020:

		LIBOR of three months
Maturity	Amount	Fixed	Futures	Fair value
	US$(000)			US$(000)
October 2022	81,666	2.632%	2.06% - 2.14%	(785)
October 2022	74,167	2.632%	2.06% - 2.14%	(712)
October 2022	74,167	0.732%	0.16% - 0.24%	(706)
July 2022	45,000	2.632%	2.06% - 2.14%	(432)
	275,000			(2,635)

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

21.  Embedded derivatives

As discussed in Note 2(d), the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2020 and 2019, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2020
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	267,872	January 2021 to May 2021	Between 2.908 and 3.545	Between 3.519 and 3.524	98,424
Copper Cathode	3,964	January 2021	Between 3.535 and 3.612	3.519	(235)
Molybdenum	3,382	January 2021 to February 2021	Between 7.360 and 7.884	8.658	3,245

					101,434	(a)

			As of December 31, 2019
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	246,441	January 2020 to May 2020	Between 2.567 and 2.774	Between 2.793 and 2.804	39,727
Copper Cathode	4,410	January 2020	2.791	2.793	9
Molybdenum	5,370	January 2020 to February 2020	Between 7.857 and 9.724	8.025	(3,031)

					36,705	(a)

(a)   Embedded derivatives are recorded on the statement of financial position in “Trade account receivable – related parties” (US$101.4 million as of December 31, 2020, and US$36.1 million as of December 31, 2019) and “Trade accounts receivable (net)” (US$0.6 million as of December 31, 2019).